Derivative Instruments and Hedges - Schedule of Information About Effect of Derivative Instruments on Accumulated Other Comprehensive Income and Consolidated Statements of Operations (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Designated as Hedging Instrument | Commodity swaps
Derivative Instruments, Gain (Loss) [Line Items]
Loss Recognized in Accumulated OCI	$ (1,365)		$ (5,188)		$ (9,466)
Loss Reclassified from Accumulated OCI	(283)	[1]	(2,838)	[1]	(8,505)	[1]
Loss Recognized on Derivative Contracts	(50)		(1,189)		(1,053)
Designated as Hedging Instrument | Interest rate swaps, receive-variable, pay-fixed
Derivative Instruments, Gain (Loss) [Line Items]
Loss Reclassified from Accumulated OCI					(281)	[1]
Not Designated as Hedging Instrument | Commodity swaps
Derivative Instruments, Gain (Loss) [Line Items]
Loss Reclassified from Accumulated OCI	(5,573)	[1]
Loss Recognized on Derivative Contracts	(2,973)		(8,643)
Not Designated as Hedging Instrument | Interest rate swaps, receive-variable, pay-fixed
Derivative Instruments, Gain (Loss) [Line Items]
Loss Recognized on Derivative Contracts	$ 0		$ 0		$ 0

[1]	Loss reclassified from Accumulated OCI to earnings is included in Cost of products sold.